Shareholders' Equity and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Shares of Class A Common Stock for Future Issuance

At December 31, 2012, we had the following shares of Class A common stock reserved for future issuance:

Stock options under the our incentive plans	1,525,320
Stock options under plans not approved by security holders	300,000
Warrants outstanding	70,000

Total shares reserved for future issuance	1,895,320